Share-Based Payments - Joint Share Ownership Plan and Long Term Incentive Plan (Details)	12 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	25 years
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	34,075	34,075
Number of share options exercised (in shares)	0	133,536	67,937
Number of share options cancelled (in shares)	0	0
Joint Share Ownership Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	74,610	74,610
Long term Incentive Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	0	343,577
Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	107,002	568,196	309,952